Commitments	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Commitments
34. Commitments
The main commitments related to long-term contracts not yet incurred, and therefore not recognized in these financial statements, are as follows:

	12.31.2025	12.31.2024
Energy purchase and transportation contracts	101,301,412	102,761,072
Acquisition of assets for electricity distribution	1,049,915	2,435,097
Improvements in transmission facilities	259,213	310,665
Modernization of GPS HPP	209,734	215,573
Acquisition of fixed assets and improvements in wind farms	1,830	25,673